Per Share Data	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Per Share Data
28. Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2019, 2020 and 2021 is as follows:
In fiscal 2019, 2020 and 2021, there
was no stock compensation which was antidilutive.

	Millions of yen
	2019	2020	2021
Net Income attributable to ORIX Corporation shareholders	¥323,745	¥302,700	¥192,384

	Thousands of shares
	2019	2020	2021
Weighted-average shares	1,280,020	1,275,166	1,236,897
Effect of dilutive securities
Stock compensation	1,107	1,153	1,197

Weighted-average shares for diluted EPS computation	1,281,127	1,276,319	1,238,094

	Yen
	2019	2020	2021
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥252.92	¥237.38	¥155.54
Diluted	252.70	237.17	155.39

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (
1,740,314
shares,
1,735,570
shares and
1,897,979
shares in fiscal 2019, 2020 and 2021).